DISPOSALS AND DISSOLUTION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Other Payable Relates To The Disposal Of Subsidiaries [Abstract]
DISPOSALS AND DISSOLUTION OF SUBSIDIARIES
8.
DISPOSALS AND DISSOLUTION OF SUBSIDIARIES

In September, 2019, Shanghai Wuxingjia Information Technology Co., Ltd. (Shanghai Wuxingjia) entered into an agreement (the “Agreement”) with Shenzhen Rongxinbao, and Shanghai Jiayin, which wholly owns the equity interest of Shanghai Caiyin. Pursuant to the Agreement, Shanghai Jiayin agreed to transfer all of its equity interest in Shanghai Caiyin to Shenzhen Rongxinbao and the Group revised the terms of its collaboration with Shanghai Caiyin. As a result, the Group deconsolidated Shanghai Caiyin. Major line items of Shanghai Caiyin as of August 31, 2019 included cash and cash equivalents, restricted cash, contract assets, liabilities from the investor assurance program and tax payable. As Shanghai Caiyin was in net deficit position as of August 31, 2019 due to its collaboration with the Group, the Group also agreed to waive Shanghai Caiyin’s payables to the Group of RMB1,973,613 and pay a total transaction price of RMB1,078,686, of which RMB372,085 is contingent upon Shanghai Caiyin’s liability status in the period preceding December 30, 2022 subject to the cap amount of RMB372,085, RMB255,064 and RMB117,021 on December 30, in each of the three years ending 2022, respectively. The remaining amount of the equity transfer consideration shall be settled through the service fee Shenzhen Rongxinbao collected on behalf of the Group.

For the years ended December 31, 2021 and 2022, “Gain from de-recognition of liabilities” of RMB138,043 and RMB117,021 were derived from the release of contingent consideration payable recorded as gain from de-recognition of liabilities on the consolidated statements of operations and comprehensive income. As of December 31, 2021, the payable related to the disposal of Shanghai Caiyin was RMB322,028 which consisted of fixed consideration payable of RMB205,007 and contingent consideration payable of RMB117,021. As of December 31, 2022, the payable balance was RMB188,300 which was all related to fixed consideration payable. In 2023, RMB108,190 has been settled with the receivables from Shenzhen Rongxinbao, RMB75,646 was settled in the Company’s disposal of Fujian Zhuoqun as disclosed below and the remaining RMB 4,464 was settled through cash payment.

Further in November 2023, the Group decided to dissolve Shanghai Wuxingjia. The book value of Shanghai Wuxingjia were mainly consisted of VAT and income tax payable accrued in previous years related to terminated P2P business. Upon receipt of the tax de-registration from the tax authority, the tax liabilities of approximately RMB280,231 were deemed to be waived, resulting in the recognition of a gain from de-recognition of liabilities on the consolidated statements of operation and comprehensive income. The remaining administrative procedures to dissolve Shanghai Wuxingjia were completed in April 2024.

On January 5, 2021, Noble Fintech transferred its 6% of the equity interests in Aguila Information to a certain minority shareholder who did not own the majority interest after the transaction. The Group deconsolidated Aguila Information (see Note 6). As Aguila Information was in net deficit position as of December 31, 2020, the consideration of the transfer was one Mexican Peso. The Group recognized disposal gain of RMB1,256 for the transaction.

On December 29, 2021, the Group entered into a sale agreement to transfer its 95% equity interest held in Shanghai Bweenet, for further focus on its principal business. The 95% equity was transferred to Shenzhen Rongxinbao, an independent third-party guarantee company, and the consideration was RMB93,343, which was net-settled with the payables the Group owed to Shenzhen Rongxinbao in connection with the disposal of Shanghai Caiyin in year 2019. The Group derecognized all the assets, liabilities and equity components of Shanghai Bweenet and no gain or loss was recognized for the transaction. On December 29, 2021, the Group entered into a sale agreement to transfer its 70% equity interest held in Shanghai Zhundian Enterprise Service Co., Ltd. (“Shanghai Zhundian”) (formerly known as “Shanghai Limahui E-Commerce Co., Ltd”) to Shenzhen Rongxinbao, an independent third-party guarantee company for a consideration of RMB1,037, which was net-settled with the payables the Group owed to Shenzhen Rongxinbao in connection with the disposal of Shanghai Caiyin in year 2019. The Group recognized disposal loss of RMB3,592 for the transaction.

In 2023, Jiayin Technology disposed of its 100% equity interest of Fujian Zhuoqun to Shenzhen Rongxinbao for an aggregate consideration of RMB391,870, in which RMB316,224 was settled by the existing payables the Group owed to Fujian Zhuoqun, RMB75,646 was settled with the existing payables the Group owed to Shenzhen Rongxinbao in connection with the disposal of Shanghai Caiyin in 2019. As a result, the Group recognized disposal loss of RMB2,012 upon the closing for the year ended December 31, 2023.

None of these transactions qualifies for discontinued operations under ASC 205-20.